Income Tax	3 Months Ended
Sep. 30, 2014
Notes
Income Tax

NOTE 8 – INCOME TAX

(For the years ended December 31, 2013 and December 31, 2012)

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets consist of the following components as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Deferred tax assets- non-current
NOL carryover	$52,200	$54,000
Less valuation allowance	(52,200)	(54,000)
Deferred tax assets, net of valuation allowance	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the period ended December 31, 2013 and 2012 due to the following:

	December 31, 2013	December 31, 2012
Book income (loss)	$(8,500)	$(24,200)
Other non-deductible expenses	74,250	79,000
Valuation allowance	$(65,750)	$(54,800)
	$-	$-

At December 31, 2013, the Company had net operating loss carryforwards of approximately $65,750 that may be offset against future taxable income from the year 2014 to 2034. No tax benefit has been reported in the December 31, 2013 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal Income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.